Active Growth ETF Investment Strategy - Active Growth ETF	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund invests primarily in equity securities of U.S. large-capitalization companies, but the adviser has discretion to invest in securities across the whole market capitalization spectrum, including securities of mid-capitalization and small-capitalization companies. In implementing its main strategies, the Fund invests primarily in common stocks.Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of growth companies.Growth companies are those that the adviser believes have strong growth potential compared to companies in the U.S. market more broadly, based on one or more of the following factors: projected future revenue growth, projected future earnings growth, historical revenue growth or historical earnings growth. “Assets” means net assets plus the amount of borrowings for investment purposes. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions. The Fund invests in a non-diversified portfolio of securities. Investment Process: The Fund invests in companies that the adviser believes have strong earnings growth potential. In managing the Fund, the adviser employs a process that combines research, valuation and stock selection to identify companies that the adviser believes will achieve above-average earnings growth over the next several years. Growth companies purchased for the Fund include those which based on its research, the adviser believes have leading competitive positions which will lead to sustainable growth. To construct the portfolio, the portfolio managers leverage the adviser’s Large Cap Growth and Growth Advantage strategies, which are currently used for other accounts managed by the adviser. The Fund’s portfolio managers each manage one of these other strategies and will draw on the insights from the other strategies in managing the Fund. While the Fund’s portfolio holdings will overlap with those strategies, the Fund’s strategy is unique and its holdings and performance will differ from an investment in each of those other two strategies. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive, and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.